UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934
Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:
☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period __________ to __________
Date of Report (Date of earliest event reported):  __________

Commission File Number of securitizer:  __________

Central Index Key Number of securitizer:  __________

________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.
Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga‑1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga‑1(c)(2)(ii)  ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:  0001650171

                         Upstart Pass-Through Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  Not applicable.

Central Index Key Number of underwriter (if applicable):  Not applicable.

                        David Hakim, (212) 336-7179
Name and telephone number, including area code, of the person to contact in connection with this filing.

Item 2.01.  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.
The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibit 99.1 to this Form ABS-15G.

EXHIBIT INDEX

Exhibit No.	Description

Exhibit 99.1	Independent Accountants’ Report on Applying Agreed-Upon Procedures

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.
Dated: January 30, 2020
JEFFERIES ASSET FUNDING LLC
(Depositor)
By:  /s/ Brian McGrath
       Name: Brian McGrath
       Title: Managing Director